Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2026	2025
	US$M	US$M
Employee benefits[1]	2,171	1,879
Restructuring[2]	69	83
Post-retirement employee benefits[3]	367	336
Total provisions	2,607	2,298
Comprising:
Current	2,174	1,893
Non-current	433	405

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2026	Employee benefits[1]	Restructuring[2]	Post- retirement employee benefits[3]	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,879	83	336	2,298
Charge/(credit) for the year:
Underlying	1,704	37	52	1,793
Discounting	–	–	24	24
Yield on defined benefit scheme assets	–	–	(5)	(5)
Exchange variations	79	3	2	84
Released during the year	(2)	(5)	(8)	(15)
Remeasurement losses taken to retained earnings	–	–	12	12
Utilisation	(1,480)	(49)	(46)	(1,575)
Divestment of subsidiaries and operations	(2)	–	–	(2)
Transfers and other movements	(7)	–	–	(7)
At the end of the financial year	2,171	69	367	2,607

1.
The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.
2.
Total restructuring provisions include provisions for terminations and office closures.
3.
The net liability recognised in the Consolidated Balance Sheet includes US$315 million unfunded post-employment benefits obligation in Chile (2025: US$276 million).